Investment Objectives and Goals	Aug. 31, 2024
Invesco Premier Portfolio - Investor Class | Invesco Premier Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Premier Portfolio
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund's investment objective is to provide current income consistent with preservation of capital and liquidity.
Invesco Premier U.S. Government Money Portfolio - Investor Class | Invesco Premier U.S. Government Money Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Premier U.S. Government Money Portfolio
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund's investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.
Invesco Premier Portfolio - Institutional Class | Invesco Premier Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Premier Portfolio
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund's investment objective is to provide current income consistent with preservation of capital and liquidity.
Invesco Premier U.S. Government Money Portfolio - Institutional Class | Invesco Premier U.S. Government Money Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Premier U.S. Government Money Portfolio
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund's investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.
Invesco Premier Portfolio - Personal Investment Class | Invesco Premier Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund's investment objective is to provide current income consistent with preservation of capital and liquidity.
Invesco Premier Portfolio - Private Investment Class | Invesco Premier Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund's investment objective is to provide current income consistent with preservation of capital and liquidity.
Invesco Premier Portfolio - Reserve Class | Invesco Premier Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund's investment objective is to provide current income consistent with preservation of capital and liquidity.
Invesco Premier Portfolio - Resource Class | Invesco Premier Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund's investment objective is to provide current income consistent with preservation of capital and liquidity.